Other receivables	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Receivables [Abstract]
Other receivables
16	Other receivables

	At December 31,
	2017	2016	2015
Non-Current
Tax credits	28,927	26,772	27,129
Receivables from related parties (Note 27)	2,127	4,781	12,635
Trust funds (**)	136,689	82,942	74,678
Prepaid expenses	234	891	338
Other (***)	5,416	2,688	2,511
	173,393	118,074	117,291
Current
Tax credits	29,948	23,346	18,992
Guarantee deposit (*)	121,614	96,759	17,085
Trust funds (**)	-	-	4,842
Receivables from related parties (Note 27)	13,203	4,244	5,252
Prepaid expenses	3,768	7,753	5,661
Other	14,529	5,105	5,069
	183,062	137,207	56,901

(*) As of December 31, 2017 includes a time deposit of CAAP for USD 90.7 million in pledge of a loan of Inframérica Concessionária do Aeroporto de Brasilia S.A. with Banco Santander according to Note 21.

As of December 31, 2016 includes legal deposit in Brazil for USD 76 million (none in 2015) related to the fixed contribution accrued in the current year from Inframérica Concessionária do Aeroporto de Brasilia S.A.

(**) Funds are held by a trust, on which the Company does not have the power to direct the relevant activities of the trustee company and is not exposed, or have rights, to variable returns, as such does not consolidate the trustee company.

(***) As of December 31, 2017 includes fees related to Initial Public Offering project for USD 2.8 million.

The fair value of financial assets within current other receivables approximates to its carrying amount. The fair value of financial assets within non-current receivables amounts to approximately USD 165 million at December 31, 2017 (USD 108 million as of December 31, 2016 and USD 103 million as of December 31, 2015). The fair value of these financial assets was calculated using a discounted cash flow (Level 3).